Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Academy Veteran Bond ETF
Shareholder Report [Line Items]
Fund Name	Academy Veteran Bond ETF
Class Name	Academy Veteran Bond ETF
Trading Symbol	VETZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Academy Veteran Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by writing the Fund at Academy Veteran Bond ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 631-0504
Additional Information Website	www.academyetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Academy Veteran Bond ETF	$18	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35% [1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Net Assets	$ 88,843,000
Holdings Count | Holdings	128
Advisory Fees Paid, Amount	$ 146,645
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$88,843
Number of Holdings	128
Total Advisory Fee Paid	$146,645
Portfolio Turnover Rate	12%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Top Issuers	(% of total net assets)
Ginnie Mae II Pool	84.1
Small Business Administration Pools	13.8
Ginnie Mae I Pool	1.0

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.